Schedule of Revenue by Geographic Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 102,999		$ 66,157		$ 47,208
United States
Segment Reporting Information [Line Items]
Revenue	60,761		32,041		26,178
Israel
Segment Reporting Information [Line Items]
Revenue	4,234		3,383		2,999
United Kingdom
Segment Reporting Information [Line Items]
Revenue	12,220		6,862		2,627
EMEA
Segment Reporting Information [Line Items]
Revenue	16,744	[1]	15,551	[1]	8,522	[1]
Other
Segment Reporting Information [Line Items]
Revenue	$ 9,040		$ 8,320		$ 6,882

[1]	Europe, the Middle East and Africa excluding United Kingdom and Israel